SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of disaggregation of revenue

	For the Six Months Ended
	June 30,
	2023	2022
Nature of Revenue:
Rebates and incentives offered by publishers	$84,372	$373,508
Net fees from advertisers	1,386,067	54,642
Total	$1,470,439	$428,150

Category of Revenue:
SEM services	$72,510	$50,380
Non-SEM services	1,397,929	377,770
Total	$1,470,439	$428,150

Summary of currency exchange rates

	June 30,	December 31,
	2023	2022
Year-end spot rate	7.2513	6.8972

	For the Six Months Ended June 30,
	2023	2022
Average rate	6.9283	6.4791